Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - Recurring - Level 3 [Member] - JPY (¥) ¥ in Billions		3 Months Ended				6 Months Ended
		Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2016		Sep. 30, 2015
Assets [Abstract]
Beginning balance, Assets		¥ 428		¥ 340		¥ 338		¥ 308
Total gains (losses) recognized in net revenue, Assets	[1]	(13)		(38)		1		(19)
Total gains (losses) recognized in other comprehensive income, Assets		0		0		0		0
Purchases/ issues, Assets		50		52		214		138
Sales/ redemptions, Assets		(67)		(83)		(127)		(173)
Settlements, Assets		6		27		(10)		38
Foreign exchange movements, Assets		(6)		(7)		(32)		1
Transfers into Level 3, Assets	[2]	36		31		79		39
Transfers out of Level 3, Assets	[2]	(27)		(11)		(56)		(21)
Ending balance, Assets		407		311		407		311
Liabilities [Abstract]
Beginning balance, Liabilities		385		485		357		529
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1)		29		24		31
Total gains (losses) recognized in other comprehensive income, Liabilities		(1)				(6)
Purchases/ issues, Liabilities		53		59		108		181
Sales/ redemptions, Liabilities		(29)		(121)		(78)		(261)
Settlements, Liabilities						(2)
Foreign exchange movements, Liabilities		0		(3)		(4)		(1)
Transfers into Level 3, Liabilities	[2]	16		33		77		39
Transfers out of Level 3, Liabilities	[2]	(59)		(5)		(72)		(37)
Ending balance, Liabilities		368		419		368		419
Trading assets and private equity investments [Member]
Assets [Abstract]
Beginning balance, Assets		236		280		241		269
Total gains (losses) recognized in net revenue, Assets	[1]	(5)		(2)		(8)		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		35		49		76		134
Sales/ redemptions, Assets		(63)		(79)		(114)		(166)
Settlements, Assets
Foreign exchange movements, Assets		(3)		(6)		(24)		0
Transfers into Level 3, Assets	[2]	24		23		65		41
Transfers out of Level 3, Assets	[2]	(17)		(12)		(29)		(25)
Ending balance, Assets		207		253		207		253
Trading assets and private equity investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		37		26		34		25
Total gains (losses) recognized in net revenue, Assets	[1]	(1)		1		(1)		1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		1		3		8		2
Sales/ redemptions, Assets		(3)		(4)		(7)		(4)
Settlements, Assets
Foreign exchange movements, Assets		0		(1)		(2)		0
Transfers into Level 3, Assets	[2]	0		1		4		2
Transfers out of Level 3, Assets	[2]	(4)		(1)		(6)		(1)
Ending balance, Assets		30		25		30		25
Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets [Abstract]
Beginning balance, Assets		16		40		20		39
Total gains (losses) recognized in net revenue, Assets	[1]	0		2		1		1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets				0
Sales/ redemptions, Assets		1		(3)		(1)		(3)
Settlements, Assets
Foreign exchange movements, Assets		(1)		(1)		(4)		1
Transfers into Level 3, Assets
Transfers out of Level 3, Assets						0	[2]
Ending balance, Assets		16		38		16		38
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		0
Total gains (losses) recognized in net revenue, Assets	[1]	0				0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		1				1
Sales/ redemptions, Assets		0				0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[2]	0				0
Transfers out of Level 3, Assets
Ending balance, Assets		1				1
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		5		4		4		3
Total gains (losses) recognized in net revenue, Assets	[1]	0		0		0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		2		5		3		19
Sales/ redemptions, Assets		(3)		(7)		(6)		(20)
Settlements, Assets
Foreign exchange movements, Assets		0		0		0		0
Transfers into Level 3, Assets		2	[2]			5	[2]	0	[2]
Transfers out of Level 3, Assets	[2]	(1)		0		(1)		0
Ending balance, Assets		5		2		5		2
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		107		164		107		167
Total gains (losses) recognized in net revenue, Assets	[1]	0		(3)		0		(1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		13		23		21		84
Sales/ redemptions, Assets		(27)		(56)		(49)		(125)
Settlements, Assets
Foreign exchange movements, Assets		(1)		(4)		(11)		(1)
Transfers into Level 3, Assets	[2]	12		9		44		17
Transfers out of Level 3, Assets	[2]	(9)		(6)		(17)		(14)
Ending balance, Assets		95		127		95		127
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		13		12		17		2
Total gains (losses) recognized in net revenue, Assets	[1]	0		0		(1)		2
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets				1				8
Sales/ redemptions, Assets		(11)		(3)		(14)		(2)
Settlements, Assets
Foreign exchange movements, Assets		0		0		0		0
Transfers into Level 3, Assets		0	[2]			0	[2]
Transfers out of Level 3, Assets
Ending balance, Assets		2		10		2		10
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		2		1		9		1
Total gains (losses) recognized in net revenue, Assets	[1]	1		0		0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		0				2		1
Sales/ redemptions, Assets		(1)		0		(8)		(1)
Settlements, Assets
Foreign exchange movements, Assets		0		0		(1)		0
Transfers into Level 3, Assets						1	[2]
Transfers out of Level 3, Assets						(1)	[2]
Ending balance, Assets		2		1		2		1
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		43		12		38		13
Total gains (losses) recognized in net revenue, Assets	[1]	0		0		(1)		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		6		15		18		17
Sales/ redemptions, Assets		(10)		(3)		(13)		(6)
Settlements, Assets
Foreign exchange movements, Assets		(1)		0		(4)		0
Transfers into Level 3, Assets				13	[2]			13	[2]
Transfers out of Level 3, Assets
Ending balance, Assets		38		37		38		37
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		13		20		10		15
Total gains (losses) recognized in net revenue, Assets	[1]	(5)		(2)		(7)		(3)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		12		2		23		3
Sales/ redemptions, Assets		(9)		(3)		(13)		(5)
Settlements, Assets
Foreign exchange movements, Assets		0		0		(2)		0
Transfers into Level 3, Assets	[2]	10		0		11		9
Transfers out of Level 3, Assets	[2]	(3)		(5)		(4)		(7)
Ending balance, Assets		18		12		18		12
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		0		1		2		4
Total gains (losses) recognized in net revenue, Assets	[1]	0		0		1		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		0		0		0		0
Sales/ redemptions, Assets		0		0		(3)		0
Settlements, Assets
Foreign exchange movements, Assets		0		0		0		0
Transfers into Level 3, Assets						0	[2]	0	[2]
Transfers out of Level 3, Assets	[2]	0		0		0		(3)
Ending balance, Assets		0		1		0		1
Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[3]	0		(4)		6		(6)
Total gains (losses) recognized in net revenue, Assets	[1],[3]	(8)		4		(7)		9
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets				0	[3]			0	[3]
Sales/ redemptions, Assets				0	[3]			0	[3]
Settlements, Assets	[3]	(1)		0		(2)		(2)
Foreign exchange movements, Assets	[3]	0		0		2		0
Transfers into Level 3, Assets	[2],[3]	13		0		13		0
Transfers out of Level 3, Assets	[2],[3]	(2)		0		(10)		(1)
Ending balance, Assets	[3]	2		0		2		0
Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[3]	(8)		(18)		17		(22)
Total gains (losses) recognized in net revenue, Assets	[1],[3]	(2)		(26)		16		(20)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets				0	[3]			0	[3]
Sales/ redemptions, Assets				(2)	[3]			(2)	[3]
Settlements, Assets	[3]	8		17		(16)		25
Foreign exchange movements, Assets	[3]	0		0		(2)		0
Transfers into Level 3, Assets	[2],[3]	0		3		(14)		(7)
Transfers out of Level 3, Assets	[2],[3]	(7)		2		(10)		2
Ending balance, Assets	[3]	(9)		(24)		(9)		(24)
Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[3]	(2)		11		0		4
Total gains (losses) recognized in net revenue, Assets	[1],[3]	3		(2)		1		(2)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[3]	(3)		(5)		(2)		(4)
Foreign exchange movements, Assets	[3]	0		(1)		(1)		0
Transfers into Level 3, Assets	[2],[3]	(1)		(3)		(1)		(4)
Transfers out of Level 3, Assets	[2],[3]	0		0		0		6
Ending balance, Assets	[3]	(3)		0		(3)		0
Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[3]	3		1		(9)		(5)
Total gains (losses) recognized in net revenue, Assets	[1],[3]	(1)		(13)		0		(10)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[3]	2		15		10		19
Foreign exchange movements, Assets	[3]	0		0		(1)		0
Transfers into Level 3, Assets		0	[2],[3]			1	[2],[3]	1	[2],[3]
Transfers out of Level 3, Assets	[2],[3]	4		(1)		7		(3)
Ending balance, Assets	[3]	8		2		8		2
Commodity contracts [Member]
Assets [Abstract]
Beginning balance, Assets				0	[3]			0	[3]
Total gains (losses) recognized in net revenue, Assets		0	[1],[3]			0	[1],[3]	0	[1],[3]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[3]	0		0		0		0
Foreign exchange movements, Assets	[3]	0		0		0		0
Transfers into Level 3, Assets				0	[2],[3]			0	[2],[3]
Transfers out of Level 3, Assets
Ending balance, Assets	[3]	0		0		0		0
Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[3]	(7)		(10)		14		(29)
Total gains (losses) recognized in net revenue, Assets	[1],[3]	(8)		(37)		10		(23)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets				0	[3]			0	[3]
Sales/ redemptions, Assets				(2)	[3]			(2)	[3]
Settlements, Assets	[3]	6		27		(10)		38
Foreign exchange movements, Assets	[3]	0		(1)		(2)		0
Transfers into Level 3, Assets	[2],[3]	12		0		(1)		(10)
Transfers out of Level 3, Assets	[2],[3]	(5)		1		(13)		4
Ending balance, Assets	[3]	(2)		(22)		(2)		(22)
Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		229		270		255		240
Total gains (losses) recognized in net revenue, Assets	[1]	(13)		(39)		2		(23)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		35		49		76		134
Sales/ redemptions, Assets		(63)		(81)		(114)		(168)
Settlements, Assets		6		27		(10)		38
Foreign exchange movements, Assets		(3)		(7)		(26)		0
Transfers into Level 3, Assets	[2]	36		23		64		31
Transfers out of Level 3, Assets	[2]	(22)		(11)		(42)		(21)
Ending balance, Assets		205		231		205		231
Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		42		15		26		15
Total gains (losses) recognized in net revenue, Assets	[1]	1		0		0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		15		3		32		4
Sales/ redemptions, Assets		(4)		0		(12)		(1)
Settlements, Assets
Foreign exchange movements, Assets		(1)		0		(3)		0
Transfers into Level 3, Assets				8	[2]	10	[2]	8	[2]
Transfers out of Level 3, Assets		(5)	[2]			(5)	[2]
Ending balance, Assets		48		26		48		26
Non-trading debt securities [Member]
Assets [Abstract]
Beginning balance, Assets		0		0		0		0
Total gains (losses) recognized in net revenue, Assets				0	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Assets		0
Purchases/ issues, Assets
Sales/ redemptions, Assets		0				0
Settlements, Assets
Foreign exchange movements, Assets		0		0		0		0
Transfers into Level 3, Assets
Transfers out of Level 3, Assets
Ending balance, Assets				0				0
Other [Member]
Assets [Abstract]
Beginning balance, Assets		157		55		57		53
Total gains (losses) recognized in net revenue, Assets	[1]	(1)		1		(1)		4
Total gains (losses) recognized in other comprehensive income, Assets		0		0		0		0
Purchases/ issues, Assets		0		0		106
Sales/ redemptions, Assets		0		(2)		(1)		(4)
Settlements, Assets
Foreign exchange movements, Assets		(2)		0		(3)		1
Transfers into Level 3, Assets						5	[2]
Transfers out of Level 3, Assets						(9)	[2]
Ending balance, Assets		154		54		154		54
Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		5		3		3		3
Total gains (losses) recognized in net revenue, Liabilities	[1]	1		0		0		(1)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[4]	4		0		6		1
Sales/ redemptions, Liabilities	[4]	(3)		(1)		(3)		(2)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0		0		0
Transfers into Level 3, Liabilities	[2]	0		0		0		1
Transfers out of Level 3, Liabilities	[2]	(3)		0		(4)		(2)
Ending balance, Liabilities		2		2		2		2
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		2		2		0		3
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0		0		(1)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[4]	1		0		3		1
Sales/ redemptions, Liabilities	[4]	0		(1)		(1)		(2)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0		0		0
Transfers into Level 3, Liabilities	[2]	0		0		1		0
Transfers out of Level 3, Liabilities	[2]	(2)		0		(2)		(2)
Ending balance, Liabilities		1		1		1		1
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		2		1		3		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0		0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[4]	0		0		0		0
Sales/ redemptions, Liabilities	[4]	(1)		0		0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0		0		0
Transfers into Level 3, Liabilities	[2]	0		0		(1)		1
Transfers out of Level 3, Liabilities	[2]	(1)		0		(2)		0
Ending balance, Liabilities		0		1		0		1
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	1				0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[4]	3				3
Sales/ redemptions, Liabilities	[4]	(2)				(2)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0				0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities	[2]	0				0
Ending balance, Liabilities		1				1
Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0				0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0				0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities						0	[4]
Sales/ redemptions, Liabilities	[4]	0				0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0				0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities	[2]	0				0
Ending balance, Liabilities		0				0
Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		12		2		21		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1)		0		(1)		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0				0
Purchases/ issues, Liabilities		8				14		1
Sales/ redemptions, Liabilities		(6)		0		(24)		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0				(2)
Transfers into Level 3, Liabilities						4	[2]
Transfers out of Level 3, Liabilities	[2]	(1)		0		0		0
Ending balance, Liabilities		14		2		14		2
Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0		0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities		0		(1)		0		(1)
Sales/ redemptions, Liabilities		0		0		0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities				0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities		0	[2]			0	[2]
Ending balance, Liabilities		0		(1)		0		(1)
Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		368		480		331		525
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1)		29		25		32
Total gains (losses) recognized in other comprehensive income, Liabilities		(1)				(6)
Purchases/ issues, Liabilities		41		60		88		180
Sales/ redemptions, Liabilities		(20)		(120)		(51)		(259)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		(3)		(2)		(1)
Transfers into Level 3, Liabilities	[2]	16		33		73		38
Transfers out of Level 3, Liabilities	[2]	(55)		(5)		(68)		(35)
Ending balance, Liabilities		352		¥ 416		352		¥ 416
Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0				2
Total gains (losses) recognized in net revenue, Liabilities	[1]	0				0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities		0				0
Sales/ redemptions, Liabilities		0				0
Settlements, Liabilities						(2)
Foreign exchange movements, Liabilities		0				0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities						0	[2]
Ending balance, Liabilities		¥ 0				¥ 0

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue - Other and Non-interest expenses - Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[4]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.